Subsequent Events (Details)																								1 Months Ended							3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 01, 2026 shares	Apr. 01, 2026 shares	Jan. 01, 2026 shares	Oct. 01, 2025 shares	Aug. 31, 2025 USD ($) $ / shares	Aug. 18, 2025 USD ($) $ / shares	Aug. 15, 2025 USD ($) $ / shares shares	Aug. 13, 2025 USD ($)	Aug. 11, 2025 USD ($) $ / shares shares	Aug. 10, 2025 shares	Aug. 08, 2025 USD ($) $ / shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 30, 2025 USD ($)	Jun. 24, 2025 $ / shares shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Apr. 16, 2025 USD ($)	Apr. 14, 2025 $ / shares	Apr. 01, 2025 shares	Mar. 24, 2025 $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares	Aug. 14, 2025 USD ($) shares	Jul. 31, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 30, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025	Jun. 30, 2024 USD ($) shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 24, 2025 $ / shares	May 01, 2025 shares	Feb. 28, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Nov. 21, 2024 $ / shares shares	Oct. 30, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jul. 31, 2024 $ / shares	Jul. 27, 2024 shares	May 14, 2024 shares	Apr. 01, 2024 shares	Mar. 31, 2024 shares	Oct. 31, 2023 $ / shares	Oct. 30, 2023 shares	Oct. 29, 2023 shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Owned amount (in Dollars) | $																													$ 9,791,360										$ 9,791,360
Par value per share (in Dollars per share) | $ / shares														$ 0.0001															$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001													$ 0.0001
Purchase price (in Dollars) | $																																						$ 2,430	$ 3,690	$ 11,340
Pre funded warrants (in Dollars) | $																																							1,397,998
Capital Paid (in Dollars) | $																													$ 74,925,180		$ 81,574,150					$ 81,574,150	$ 81,574,150		$ 74,925,180	31,421,953
Warrants issued																													796,176		2,304,327					2,304,327	2,304,327		796,176			116,263
Debt settled with cash (in Dollars) | $																																					$ 1,816,250
Unsecured accounts payable (in Dollars) | $																																					3,792,767
Settlement of equity (in Dollars) | $																															$ 851,628					$ 851,628	851,628
Remaining settlement amount of equity (in Dollars) | $																															1,124,889					1,124,889	1,124,889
Proceeds from Initial Public Offering (in Dollars) | $																																							$ 5,960,000
Claims in exchange (in Dollars) | $																	$ 140,000
Payment of deferred payroll expense (in Dollars) | $																													$ 457,730										457,730
Deferred payroll expense included in accrued liabilities (in Dollars) | $																													$ 391,179		$ 470,454					$ 470,454	470,454		391,179
Deferred payroll expense (in Dollars) | $																																					$ 79,275		$ 848,908
Capital stock shares authorized														495,000,000																																				75,000,000	70,000,000	10,000,000		10,000,000	3,000,000
Stock issued under ELOC agreement (in Dollars) | $																																	$ 1,551,000					$ 1,551,000
Ownership interest, percentage																						4.99%						4.99%
Convertible conversion price (in Dollars per share) | $ / shares																																												$ 1.1
Preferred stock, par value per share (in Dollars per share) | $ / shares														$ 0.0001
Common stock, shares exchanged for warrants																														2,816,291
Trading days																			10
Nasdaq minimum share bid price (in Dollars per share) | $ / shares																		$ 1
Consecutive business days.																		30
Nasdaq compliance period granted																		180 days
Minimum consecutive business days																		10
Nasdaq, potential second compliance period																		180 days
Forecast [Member]
Subsequent Event [Line Items]
Nasdaq, potential second compliance period																		180 days
Common Warrants
Subsequent Event [Line Items]
Warrants issued																													382,205		270,061					270,061	270,061		382,205
Private placement of common warrants																			884,159				382,205																382,205
Class of warrant exercise price (in Dollars per share) | $ / shares																							$ 0.01
Warrants issued
Prepaid warrants exercised																																					112,144
Common stock, shares exchanged for warrants
Stock price (in Dollars per share) | $ / shares																													$ 5		$ 5					$ 5	$ 5		$ 5
Share lock-up period																			6 months
Prepaid Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																													3,871,992		100,000					100,000	100,000		3,871,992
Warrants issued																																					327,868
Prepaid warrants exercised																																					3,071,992
Common stock, shares exchanged for warrants																																					3,066,776
Prepaid Warrants
Subsequent Event [Line Items]
Warrants issued																													3,871,992										3,871,992	507,394
Private placement of common warrants
Common stock, shares exchanged for warrants																																							2,816,291
Warrant [Member]
Subsequent Event [Line Items]
Warrants issued																													796,176										796,176	116,928
Class of warrant exercise price (in Dollars per share) | $ / shares																																															$ 6
Warrants issued																															1,617,351		183,000				1,803,720	91,500
Aggregate of warrrants																															1,527,820					1,527,820	1,527,820
Commitment Warrants
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																																											$ 67
$8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Convertible notes rate																							200.00%
Warrants issued																							762,488						725,608		625,446					625,446	625,446		725,608
Class of warrant exercise price (in Dollars per share) | $ / shares																							$ 8						$ 8		$ 8					$ 8	$ 8		$ 8
Share conversion threshold period																							24 months
Trading days																							10
Common Stock
Subsequent Event [Line Items]
Capital Paid (in Dollars) | $																							$ 11,783,773
Stock issued under ELOC agreement (in Dollars) | $
Common Stock | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																																					3,071,992
Negotiated Settlements [Member]
Subsequent Event [Line Items]
Capital Paid (in Dollars) | $																															$ 282,037					$ 282,037	$ 282,037
Negotiated Settlements, Debt [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Extinguishment of debt (in Dollars) | $																																					$ 8,989,438
RSUs [Member] | Forecast [Member]
Subsequent Event [Line Items]
Restricted shares	625,000	625,000	625,000	625,000
Subsequent Event
Subsequent Event [Line Items]
Cryptocurrency value (in Dollars) | $									$ 59.5
Purchase price (in Dollars per share) | $ / shares									$ 1
Warrants issued																327,868																			327,868
Percentage of pre funded warrants					3.00%
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 0.01							$ 0.001																			$ 0.001
Shares of preferred stock issued in exchange									431,791
Gain on settlement (in Dollars) | $												$ 2,610,627
Prepaid warrants exercised																									270,061
Warrant exercise amount (in Dollars) | $																									$ 1,188
Payment of deferred payroll expense (in Dollars) | $																									236,907
Deferred payroll expense included in accrued liabilities (in Dollars) | $																									$ 233,547
Convertible conversion price (in Dollars per share) | $ / shares																																												1.1
Nasdaq minimum share bid price (in Dollars per share) | $ / shares																		$ 1
Consecutive business days.																		30
Nasdaq compliance period granted																		180 days
Minimum consecutive business days																		10
Nasdaq, potential second compliance period																		180 days
Subsequent Event | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Pre funded warrants (in Dollars) | $									$ 35.5
Preferred stock, convertible, shares issuable									8,635,864
Subsequent Event | Common Warrants
Subsequent Event [Line Items]
Warrants issued																									0
Private placement of common warrants										4,307,289									884,159
Prepaid warrants exercised																									18,796
Share lock-up period																			6 months
Subsequent Event | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																									0
Prepaid warrants exercised																									100,000
Subsequent Event | Prepaid Warrants
Subsequent Event [Line Items]
Warrants issued															1,919,433	1,919,433																		1,919,433	1,919,433
Class of warrant exercise price (in Dollars per share) | $ / shares															$ 0.001	$ 0.001																		$ 0.001	$ 0.001
Prepaid warrants exercised																																		1,252,559	1,252,559
Common stock, shares exchanged for warrants																																		1,250,777	1,250,777
Subsequent Event | Commitment Warrant
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																																											$ 67
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Preferred stock, convertible, shares issuable																									1,521,175
Subsequent Event | Negotiated Settlements [Member] | Common Stock
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares												$ 0.01														$ 0.01
Share price (in Dollars per share) | $ / shares												$ 1.5														$ 1.5
Subsequent Event | Negotiated Settlements, Debt [Member]
Subsequent Event [Line Items]
Accounts payable, unsecured (in Dollars) | $												$ 3,792,767														$ 3,792,767
Subsequent Event | Negotiated Settlements, Debt [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Extinguishment of debt (in Dollars) | $												10,382,438
Debt payoff fees and related expenses (in Dollars) | $												12,620,345
Debt settled with cash (in Dollars) | $												7,046,094
Equity issued to repay debt (in Dollars) | $												$ 2,963,624
Warrants issued												4,000,000
Gain on extinguishment of debt (in Dollars) | $												$ 2,635,507
Subsequent Event | Negotiated Settlements, Accounts Payable [Member]
Subsequent Event [Line Items]
Gain on settlement (in Dollars) | $																										842,852
Subsequent Event | RSUs [Member]
Subsequent Event [Line Items]
Restricted shares										2,500,000
Correction for Missed Warrants [Member] | Subsequent Event
Subsequent Event [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 7.5
Private Placement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Net proceeds from offering used for general corporate purposes (in Dollars) | $					$ 4,000,000																			$ 4,000,000
Pre-existing working capital commitments or obligations (in Dollars) | $					$ 600,000																			600,000
Net proceeds used to purchase tokens (in Dollars) | $																								$ 80,000,000
Private Placement [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares sold									183,478,891
Par value per share (in Dollars per share) | $ / shares									$ 0.0001
Use of proceeds, limitations on amount (in Dollars) | $								$ 7,000,000
Sale of stock, threshold amount for approval to settle Outstanding Secured Notes and Unsecured Payables (in Dollars) | $																										$ 75,000,000
Stock price (in Dollars per share) | $ / shares									$ 0.6043
Private Placement [Member] | Subsequent Event | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Number of shares sold									370,378,890
Par value per share (in Dollars per share) | $ / shares									$ 0.6042
Purchase price (in Dollars) | $									$ 223.8
Private Placement [Member] | Subsequent Event | Pre-Funded Warrant Shares [Member]
Subsequent Event [Line Items]
Warrants issued									186,900,000
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 0.6042
Private Placement [Member] | Subsequent Event | Prepaid Warrant [Member]
Subsequent Event [Line Items]
Warrants issued									8,948,676
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 0.01
Share price (in Dollars per share) | $ / shares									$ 1.5
Private Placement [Member] | Subsequent Event | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Warrants issued									8,053,804
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 0.01
Private Placement [Member] | Subsequent Event | Prepaid Warrant, Threshold 2 [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares									2
Private Placement [Member] | Subsequent Event | Prepaid Warrants
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares									0.01
Share price (in Dollars per share) | $ / shares									1.5
Private Placement [Member] | Subsequent Event | Prepaid Warrant, Threshold 1 [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 2
Private Placement [Member] | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Preferred stock, convertible, shares issuable									17,897,336
Shares of preferred stock issued in exchange									894,856
ELOC Purchase Agreement
Subsequent Event [Line Items]
Purchase agreement commencing period																						36 months
Proceeds from ELOC Purchase Agreement (in Dollars) | $																											$ 499,991
ELOC Purchase Agreement | Commitment Warrants
Subsequent Event [Line Items]
Warrants outstanding (in Dollars) | $																						$ 75,000						$ 75,000
Ownership interest, percentage																						4.99%						4.99%
Sale of shares, single day sale limitation																						7.00%
ELOC Purchase Agreement | Commitment Warrant
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																															$ 0.001					$ 0.001	$ 0.001
ELOC Purchase Agreement | Common Stock
Subsequent Event [Line Items]
Shares of stock																						5,000,000														10,000,000
Stock issued under ELOC agreement (in Dollars) | $																						$ 15,000,000
ELOC Purchase Agreement | Common Stock | Commitment Warrants
Subsequent Event [Line Items]
Warrants issued																																											67,162
Class of warrant exercise price (in Dollars per share) | $ / shares																																												0.001
ELOC Purchase Agreement | Common Stock | Commitment Warrant
Subsequent Event [Line Items]
Warrants issued																						67,162						67,162
ELOC Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Purchase agreement commencing period																						36 months
Proceeds from ELOC Purchase Agreement (in Dollars) | $																											$ 1,000,000
Stock price (in Dollars per share) | $ / shares																					$ 1.11						$ 1.11
ELOC Purchase Agreement | Subsequent Event | Commitment Warrants
Subsequent Event [Line Items]
Warrants outstanding (in Dollars) | $																						$ 75,000						$ 75,000
Sale of shares, single day sale limitation																						7.00%
Over-Allotment Option
Subsequent Event [Line Items]
Percentage of offering proceeds																							5.00%
Over-Allotment Option | Underwriter Warrants
Subsequent Event [Line Items]
Warrants issued																				97,034			84,377																						84,377
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 4			$ 4																		$ 4				$ 4
Percentage of offering proceeds																				15.00%			15.00%
Over-Allotment Option | Subsequent Event | Underwriter Warrants
Subsequent Event [Line Items]
Warrants issued																				97,034
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 4
Percentage of offering proceeds																				15.00%
IPO
Subsequent Event [Line Items]
Number of shares sold																							1,687,500
Proceeds from Initial Public Offering (in Dollars) | $																							$ 6,875,000
Stock price (in Dollars per share) | $ / shares																							$ 4						4										4								$ 5
IPO | Warrant [Member]
Subsequent Event [Line Items]
Warrants issued																							246,267
IPO | Underwriter Warrants
Subsequent Event [Line Items]
Warrants issued																							97,034																										84,377
Class of warrant exercise price (in Dollars per share) | $ / shares																							$ 4
IPO | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																																														$ 4
IPO | Common Stock
Subsequent Event [Line Items]
Number of shares sold																							1,687,500
Class of warrant exercise price (in Dollars per share) | $ / shares																							$ 8
Native Cryptocurrency [Member] | Subsequent Event
Subsequent Event [Line Items]
Cryptocurrency value (in Dollars) | $									$ 128,800,000
Warrants issued									4,317,934
$IP Tokens [Member] | Forecast [Member]
Subsequent Event [Line Items]
Crypto token (in Dollars per share) | $ / shares						$ 3.4
Net proceeds used to purchase tokens (in Dollars) | $						$ 35,271,353
Market price (in Dollars per share) | $ / shares						$ 5.7106
Other income (in Dollars) | $						$ 14,271,353
$IP Tokens [Member] | Subsequent Event
Subsequent Event [Line Items]
Crypto token (in Dollars per share) | $ / shares							$ 3.4
Net proceeds used to purchase tokens (in Dollars) | $							$ 99,692,647
Market price (in Dollars per share) | $ / shares							$ 5.745
Other income (in Dollars) | $						40,692,647
Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Warrants issued																															3,875,000					3,875,000	3,875,000
Class of warrant exercise price (in Dollars per share) | $ / shares																															$ 1					$ 1	$ 1
Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Warrants issued																															4,075,000					4,075,000	4,075,000
Class of warrant exercise price (in Dollars per share) | $ / shares																															$ 1.5					$ 1.5	$ 1.5
Tranche 3 [Member]
Subsequent Event [Line Items]
Warrants issued																															4,300,000					4,300,000	4,300,000
Class of warrant exercise price (in Dollars per share) | $ / shares																															$ 2					$ 2	$ 2
Tranche 4 [Member]
Subsequent Event [Line Items]
Warrants issued																															5,250,000					5,250,000	5,250,000
CFGI | Subsequent Event
Subsequent Event [Line Items]
Claims in exchange (in Dollars) | $													$ 500,000
CFGI | Pending Litigation
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $																					$ 730,000
CFGI | Pending Litigation | Subsequent Event
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $																					$ 730,000
Thinking Tree Dissenter | Subsequent Event
Subsequent Event [Line Items]
Claims in exchange (in Dollars) | $													$ 140,000
Thinking Tree Dissenter | Pending Litigation
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $																	470,000
Thinking Tree Dissenter | Pending Litigation | Forecast [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $																	470,000
Thinking Tree Dissenter | Pending Litigation | Subsequent Event
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $																	$ 470,000
Private Investment in Public Equity [Member] | Subsequent Event
Subsequent Event [Line Items]
Capital Paid (in Dollars) | $											$ 66,039,843
Roth Capital Partners, LLC [Member] | Correction for Missed Warrants [Member] | Subsequent Event
Subsequent Event [Line Items]
Warrants issued							12,160
Exercise price (in Dollars per share) | $ / shares							$ 13.16
Convertible notes rate							8.00%
Owned amount (in Dollars) | $							$ 160,000
Reverse stock split							-for-1
Investor | Private Placement [Member] | Subsequent Event | Director [Member]
Subsequent Event [Line Items]
Number of shares sold									300,000
Investor | ELOC Purchase Agreement
Subsequent Event [Line Items]
Ownership interest, percentage																						4.99%						4.99%
Proceeds from ELOC Purchase Agreement (in Dollars) | $																																					$ 1,150,000
Investor | ELOC Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Ownership interest, percentage																						4.99%						4.99%
Investor | ELOC Purchase Agreement | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Shares of stock																									10,525,357
Proceeds from Initial Public Offering (in Dollars) | $																									$ 4,087,161
Stock issued under ELOC agreement (in Dollars) | $																									$ 4,087,161
Related Party
Subsequent Event [Line Items]
Warrants issued																																										75,702
Related Party | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																															0					0	0
Prepaid warrants exercised																															1,203,783						2,321,342
Common stock, shares exchanged for warrants																															1,201,543						2,317,452
Related Party | Warrant [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																													$ 5										$ 5
Related Party | Commitment Warrant
Subsequent Event [Line Items]
Warrants issued																																					67,162	0
Related Party | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Warrants issued																							128,358						60,563		0					0	0		60,563
Related Party | Common Stock | Warrant [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																																																$ 5
Related Party | Subsequent Event
Subsequent Event [Line Items]
Prepaid warrants exercised																									251,265
Preferred stock, period after anniversary of original issue date																						90 days
Related Party | Subsequent Event | Common Warrants
Subsequent Event [Line Items]
Warrants issued																									0
Related Party | Subsequent Event | Prepaid Warrants
Subsequent Event [Line Items]
Warrants issued															1,203,783	1,203,783																		1,203,783	1,203,783
Prepaid warrants exercised															1,117,559																			1,117,559	1,117,559
Common stock, shares exchanged for warrants															1,115,909																			1,115,909	1,115,909
Related Party | Private Placement [Member] | Subsequent Event | Prepaid Warrant, Threshold 2 [Member]
Subsequent Event [Line Items]
Warrants issued									3,886,139
Related Party | Private Placement [Member] | Subsequent Event | Prepaid Warrant, Threshold 1 [Member]
Subsequent Event [Line Items]
Warrants issued									4,317,934
Related Party | Private Placement [Member] | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Preferred stock, convertible, shares issuable									8,635,864
Shares of preferred stock issued in exchange									431,791
Related Party | ELOC Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Shares of stock																																			115,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $																																			$ 1,150,000
Subscription purchase of shares																					100,000						100,000
Related Party | IPO | Warrant [Member]
Subsequent Event [Line Items]
Warrants issued																													60,563										60,563
Cash [Member] | Forecast [Member]
Subsequent Event [Line Items]
Net proceeds used to purchase tokens (in Dollars) | $						$ 21,000,000
Cash [Member] | Subsequent Event
Subsequent Event [Line Items]
Net proceeds used to purchase tokens (in Dollars) | $							$ 59,000,000
Story Core Contributors [Member] | Investor | Private Placement [Member] | Subsequent Event
Subsequent Event [Line Items]
Crypto token (in Dollars per share) | $ / shares											$ 5.2413
Cryptocurrency token, discount from closing price											20.00%
Story Core Contributors [Member] | Investor | $IP Tokens [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Net proceeds used to purchase tokens (in Dollars) | $																																					$ 80
Story Core Contributors [Member] | Investor | $IP Tokens [Member] | Private Placement [Member] | Subsequent Event
Subsequent Event [Line Items]
Crypto token (in Dollars per share) | $ / shares											$ 6.5516
Cryptocurrency token, discount from closing price											48.00%
Story Core Contributors [Member] | All Other Investors [Member] | Private Placement [Member] | Subsequent Event
Subsequent Event [Line Items]
Crypto token (in Dollars per share) | $ / shares											$ 3.4
Story Foundation [Member] | Investor | Private Placement [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of shares sold									107,781,820
Story Foundation [Member] | Investor | Private Placement [Member] | Subsequent Event | Pre-Funded Warrant Shares [Member]
Subsequent Event [Line Items]
Warrants issued									3,309,615
Story Foundation [Member] | Investor | $IP Tokens [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Crypto token (in Dollars per share) | $ / shares																																					$ 3.4
Story Foundation [Member] | Investor | $IP Tokens [Member] | Private Placement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Crypto token (in Dollars per share) | $ / shares																								$ 3.4
Minimum
Subsequent Event [Line Items]
Capital stock shares authorized																															495,000,000					495,000,000	495,000,000														10,000,000
Convertible conversion price (in Dollars per share) | $ / shares																															$ 0.4763					$ 0.4763	$ 0.4763
Minimum | Two Thousand Twenty Four Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Available for issuance plan																															5,000,000					5,000,000	5,000,000
Minimum | Related Party | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Warrants issued																													115,456										115,456
Maximum
Subsequent Event [Line Items]
Capital stock shares authorized																															995,000,000					995,000,000	995,000,000														70,000,000
Convertible conversion price (in Dollars per share) | $ / shares																															$ 1.12					$ 1.12	$ 1.12
Maximum | Two Thousand Twenty Four Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Available for issuance plan																															35,000,000					35,000,000	35,000,000
Common Stock | Forecast [Member]
Subsequent Event [Line Items]
Par value per share (in Dollars per share) | $ / shares					$ 0.01																			0.01
Common Stock | RSUs [Member] | Forecast [Member]
Subsequent Event [Line Items]
Par value per share (in Dollars per share) | $ / shares					$ 0.01																			$ 0.01
Common Stock | ELOC Purchase Agreement
Subsequent Event [Line Items]
Shares of stock														15,000,000
Stock issued under ELOC agreement (in Dollars) | $																						$ 15,000,000
Common Stock | ELOC Purchase Agreement | Commitment Warrants
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																																												$ 0.001
Common Stock | ELOC Purchase Agreement | Commitment Warrant
Subsequent Event [Line Items]
Warrants issued																																												67,162
Common Stock | ELOC Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Shares of stock																						5,000,000
Stock issued under ELOC agreement (in Dollars) | $																						$ 15,000,000
Common Stock | ELOC Purchase Agreement | Subsequent Event | Commitment Warrant
Subsequent Event [Line Items]
Warrants issued																																												67,162
Class of warrant exercise price (in Dollars per share) | $ / shares																						$ 0.001						$ 0.001																$ 0.001
Common Stock | Investor | ELOC Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																																			$ 232,427
Common Stock | Investor | ELOC Purchase Agreement and Registration Rights Agreement | Subsequent Event
Subsequent Event [Line Items]
Shares of stock																																			330,014
Common Stock | Related Party | Warrant [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																							$ 4																									$ 5
Series B Preferred Stock
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																															$ 0.01					$ 0.01	$ 0.01
Warrants issued																															733,192		0				852,399	0
Preferred stock, subscriptions (in Dollars per share) | $ / shares																						10						10
Preferred stock, stated value (in Dollars per share) | $ / shares																						$ 12						12
Dividend percentage																						15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares																						$ 1.8						$ 1.8
Preferred stock, conversion rate, percent of calculation																						110.00%
Preferred stock, authorized																						750,000						750,000			850,000					850,000	850,000
Preferred stock, par value per share (in Dollars per share) | $ / shares																						$ 0.0001						$ 0.0001
Percentage of accrued dividends																						110.00%						110.00%
Share conversion threshold period																						36 months
Preferred stock, period after anniversary of original issue date																						90 days
Preferred stock, redemption, prior written notice																						30 days
Preferred stock, redemption, percent of redemption calculation																						110%
Preferred stock, subscription amount (in Dollars) | $																															$ 7,443,557					$ 7,443,557	$ 7,443,557
Subscription purchase of shares																															744,354					744,354	744,354
Preferred stock, liquidation preference, percent of preference calculation																						110.00%
Preferred stock, stated value (in Dollars) | $																															$ 8,932,248					$ 8,932,248	$ 8,932,248
Liquidation preference (in Dollars) | $																															$ 10,072,005					$ 10,072,005	$ 10,072,005
Series B Preferred Stock | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																															$ 0.001					$ 0.001	$ 0.001
Prepaid warrants exercised																																					1,027,868
Common stock, shares exchanged for warrants																																					55,917
Series B Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Warrants issued																119,207																			119,207
Conversion of stock, shares converted																									56,462
Preferred stock, subscriptions (in Dollars per share) | $ / shares																						$ 10						$ 10
Preferred stock, stated value (in Dollars per share) | $ / shares																						$ 12						12
Dividend percentage																						15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares																						$ 1.8						$ 1.8
Preferred stock, conversion rate, percent of calculation																						110.00%
Preferred stock, authorized																						750,000						750,000
Preferred stock, par value per share (in Dollars per share) | $ / shares																						$ 0.0001						$ 0.0001
Percentage of accrued dividends																						110.00%						110.00%
Share conversion threshold period																						36 months
Preferred stock, period after anniversary of original issue date																						90 days
Preferred stock, redemption, prior written notice																						30 days
Preferred stock, redemption, percent of redemption calculation																						110%
Preferred stock, subscription amount (in Dollars) | $															$ 2,551,810	$ 2,551,810																		$ 2,551,810	$ 2,551,810
Preferred stock, shares outstanding																255,181						255,181			756,854			255,181							255,181
Preferred stock, liquidation preference, percent of preference calculation																					110.00%											110.00%
Preferred stock, stated value (in Dollars) | $																$ 3,062,172									$ 9,082,248										$ 3,062,172
Preferred stock dividend (in Dollars) | $																59,189
Liquidation preference (in Dollars) | $																3,433,497									$ 10,405,553										$ 3,433,497
Series B Preferred Stock | Subsequent Event | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted									299,543
Series B Preferred Stock | Subsequent Event | Prepaid Warrants
Subsequent Event [Line Items]
Prepaid warrants exercised																																			700,000
Proceeds from exchange of warrants (in Dollars) | $																																			$ 392,000
Common stock, shares exchanged for warrants																																			39,200
VWAP per prepaid warrant (in Dollars per share) | $ / shares																																			$ 0.56
Series B Preferred Stock | Subsequent Event | Warrant [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																						700,000
VWAP per prepaid warrant (in Dollars per share) | $ / shares																						$ 0.56
Series B Preferred Stock | Private Placement [Member] | Subsequent Event
Subsequent Event [Line Items]
Conversion of stock, shares converted									629,873
Series B Preferred Stock | ELOC Purchase Agreement and Registration Rights Agreement
Subsequent Event [Line Items]
Shares of stock																						100,000
Series B Preferred Stock | ELOC Purchase Agreement and Registration Rights Agreement | Subsequent Event
Subsequent Event [Line Items]
Shares of stock																						100,000
Series B Preferred Stock | Investor | ELOC Purchase Agreement
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																						$ 1,000,000
Series B Preferred Stock | Investor | ELOC Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																						1,000,000
Series B Preferred Stock | Investor | ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																						500,000
Series B Preferred Stock | Investor | ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing | Subsequent Event
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																						$ 500,000
Sale of stock, period after registration filing for initial purchase																						24
Series B Preferred Stock | Investor | ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																						$ 500,000
Trading days																						3
Series B Preferred Stock | Investor | ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective | Subsequent Event
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																						$ 500,000
Trading days																						3
Series B Preferred Stock | Related Party
Subsequent Event [Line Items]
Warrants issued																															49,019		0				102,437	0
Preferred stock, subscription amount (in Dollars) | $																															$ 2,995,437					$ 2,995,437	$ 2,995,437
Series B Preferred Stock | Related Party | Subsequent Event
Subsequent Event [Line Items]
Preferred stock, subscription amount (in Dollars) | $																$ 250,000						$ 250,000						$ 250,000							$ 250,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $																						1,150,000
Series B Preferred Stock | Related Party | Subsequent Event | Warrant [Member]
Subsequent Event [Line Items]
Proceeds from exchange of warrants (in Dollars) | $																						$ 392,000
Series B Preferred Stock | Related Party | Private Placement [Member] | Subsequent Event
Subsequent Event [Line Items]
Conversion of stock, shares converted									299,543
Series B Preferred Stock | Minimum | Subsequent Event
Subsequent Event [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																$ 0.4736																			$ 0.4736
Series B Preferred Stock | Maximum | Subsequent Event
Subsequent Event [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																1.17																			1.17
Series B Preferred Stock | Weighted Average | Subsequent Event
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																1.05																			1.05
Convertible conversion price (in Dollars per share) | $ / shares																$ 0.741																			$ 0.741